UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2100

Date of fiscal year end: 12/31

Date of reporting period: 6/30/04

ITEM 1. REPORTS TO STOCKHOLDERS

Semiannual Report

June 30, 2004

Templeton Immediate Variable Annuity

•	Franklin Templeton Variable Insurance Products Trust Templeton Growth Securities Fund – Class 1

•	TIVA Separate Account

SUPPLEMENT DATED AUGUST 15, 2004

TO THE PROSPECTUSES DATED MAY 1, 2004, OF:

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

FRANKLIN GROWTH AND INCOME SECURITIES FUND

FRANKLIN HIGH INCOME FUND

FRANKLIN INCOME SECURITIES FUND

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

FRANKLIN MONEY MARKET FUND

FRANKLIN REAL ESTATE FUND

FRANKLIN RISING DIVIDENDS SECURITIES FUND

FRANKLIN SMALL CAP FUND

FRANKLIN SMALL CAP VALUE SECURITIES FUND

FRANKLIN STRATEGIC INCOME SECURITIES FUND

FRANKLIN U.S. GOVERNMENT FUND

FRANKLIN ZERO COUPON FUND 2005

FRANKLIN ZERO COUPON FUND 2010

MUTUAL DISCOVERY SECURITIES FUND

MUTUAL SHARES SECURITIES FUND

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

TEMPLETON GLOBAL ASSET ALLOCATION FUND

TEMPLETON GLOBAL INCOME SECURITIES FUND

TEMPLETON GROWTH SECURITIES FUND

(Franklin Templeton Variable Insurance Products Trust (the “Trust”))

The prospectuses for shares of Class 1, Class 2 and Class 3, are amended as follows:

I.	The “Regulatory Update” section under “Additional Information, All Funds” (or under “Additional Information”) is replaced with the following:

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the “Company”) claiming violations of the Massachusetts Uniform Securities Act (“Massachusetts Act”) with respect to an alleged arrangement to permit market timing (the “Mass. Proceeding”). On February 17, 2004, the Company filed an Answer denying all violations of the Massachusetts Act. Hearings on this matter are presently scheduled to commence in the coming months.

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) had reached a settlement with the U.S. Securities and Exchange Commission (“SEC”) that resolved an SEC investigation of market timing activity in the Franklin Templeton Investments funds. As part of the settlement, on August 2, 2004, the SEC issued an “Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order” (the “Order”). The SEC’s Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC’s Order, pursuant to which Franklin Advisers, Inc., neither admits nor denies any wrongdoing, Franklin Advisers, Inc. has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant (“IDC”). Because the IDC has not yet been retained and the distribution methodology has not yet been developed, it is presently not possible to say which particular funds will be determined to have been affected or which particular groups of fund shareholders will receive distributions or in what proportion and amounts.

In the Order, the SEC notes that the Company has generally sought to detect, discourage and prevent market timing in its funds and began to increase its efforts to control market timing in 1999. The Order also requires Franklin Advisers, Inc. to, among other things:

•	Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman;
•	Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests; and
•	Retain an Independent Distribution Consultant to develop a plan to distribute the $50 million settlement to fund shareholders.

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc. (the principal underwriter of shares of the Franklin Templeton mutual funds) concerning payments to securities dealers who sell fund shares (commonly referred to as “revenue sharing”). The staff of the California Attorney General’s Office also has advised that it is authorized to bring a civil action against Franklin Resources, Inc. and Franklin Templeton Distributors, Inc. arising from the same events. Even though the Company currently believes that the contemplated charges are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. If it is found that the Company bears responsibility for any unlawful or improper conduct, the Company has committed to making the funds or their shareholders whole, as appropriate.

These issues were previously disclosed by the Company as being under investigation by government authorities and the subject of an internal inquiry by the Company in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on the Company’s website at franklintempleton.com under “Statement on Current Industry Issues.”

II.	The following is added to the section “Additional Information, All Funds” (or “Additional Information”):

Franklin Templeton Distributors, Inc. (“Distributors”) and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (“Qualifying Dealers”); such financial support may be made by payments from Distributors’ and/or its affiliates’ resources, including from Distributors’ retention of underwriting concessions and, in the case of Rule 12b-1 share classes, from payments to Distributors under such plans.

Distributors makes these payments in connection with Qualifying Dealers’ efforts to educate financial advisors about our funds. A number of factors will be considered in determining payments, including such dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with Distributors. Distributors may, on an annual basis, determine the advisability of continuing these payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Distributors and/or its affiliates may pay or allow other promotional incentives or payments to dealers. Sale of Trust shares, as well as shares of other Franklin Templeton funds, is not considered a factor in the selection of securities dealers to execute the Trust’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by Qualifying Dealers is not considered marketing support payments.

You can find further details in the SAI about the payments made by Distributors and/or its affiliates and the services provided by your Qualifying Dealer. While your insurance company’s fees and charges are generally disclosed in the insurance contract prospectus, your Qualifying Dealer may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your insurance company and Qualifying Dealer for information about any payments they receive from Distributors and/or its affiliates and any services they provide, as well as about fees and/or commissions they charge. These payments and other fees and charges are not reflected in the fee table included in this prospectus.

Please keep this supplement for future reference.

FTVIPT P-1

TEMPLETON IMMEDIATE VARIABLE ANNUITY

SEMIANNUAL REPORT

TABLE OF CONTENTS

Important Notes to Performance Information	i
Performance	TG-1
Manager’s Discussion	TG-3
Financial Highlights	TG-6
Statement of Investments	TG-8
Financial Statements	TG-13
Notes to Financial Statements	TG-16
Templeton Immediate Variable Annuity Separate Account Financials	SA-1
Index Descriptions	I-1
Proxy Voting Policies and Procedures	PV-1

Statement of Current Industry Issues

In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated “Statement on Current Industry Issues” and a detailed Q&A at franklintempleton.com, or call us at 1-800/632-2301.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

TIVA SA04 08-04

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

TEMPLETON GROWTH SECURITIES FUND

We are pleased to bring you Templeton Growth Securities Fund’s semiannual report for the period ended June 30, 2004.

Performance Summary as of 6/30/04

Templeton Growth Securities Fund – Class 1 delivered a +4.69% total return for the six-month period ended 6/30/04.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Growth Securities Fund – Class 1

Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which returned 3.57% for the six months under review.1

Economic and Market Overview

Exports, employment and manufacturing data suggested that the global economy expanded in the first half of 2004, led by the U.S. and China, albeit possibly at a slower pace than in 2003. As of June 30, 2004, Chinese authorities’ intervention appeared effective in slowing its gross domestic product (GDP) growth. Officials there targeted a growth rate of 7% for 2004, after China’s GDP grew 9.1% in 2003.2 The slowdown was widely anticipated, as was the ripple effect on export-oriented economies in Asia, Europe and Latin America that had benefited from China’s dramatic growth. Counteracting China’s perceived slowdown, domestic demand increased in countries such as Japan and France, and there was some indication that this could soon be the case in Italy and Germany. For example, recent consumer confidence surveys in Germany, Europe’s largest economy, indicated improvement in spending plans, income expectations and economic outlook. This reflected, in part, a decline in oil prices from record levels earlier in the year and modest job creation that maintained the unemployment rate at 10.5% in June.3 Improving Europe’s consumer demand was relevant to economic growth because consumer spending accounted for about two-thirds of the euro zone’s $8.5 trillion economy.4

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: South China Morning Post, 5/1/04.

3. Source: Reuters, “German unemployment level falls,” 7/6/04.

4. Sources: afxnews.com, “ECB’s Issuing says euro zone recovery needs rebound in consumer spending,” 4/23/04; en.icxo.com, “Sweden Riksbank to Lift Interest Rates,” 6/21/04.

Fund Risks: Stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing involves special risks including currency fluctuations, economic instability, and social and political developments. Emerging markets involve heightened risks due to their relatively smaller size and lesser liquidity. Bonds and other debt obligations are affected by changes in interest rates and the creditworthiness of their issuers. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. The Fund’s prospectus also includes a description of the main investment risks.

In early 2004, investors extended the rally in global equity markets that had begun in March 2003. Adequate liquidity, reasonably solid economic growth and higher corporate earnings remained pillars for the extended rally. However, investor focus shifted to potential problem areas of inflation, terrorism, China’s slowing economy and rising global interest rates. These factors hindered global equity market performance, particularly in the second quarter when local stock market indexes in China, Russia, Taiwan, South Korea and Brazil delivered double-digit declines. Asian stock markets were weak due to China. Russian markets reacted to what some investors considered political interference in the markets following the troubles of oil company YUKOS. Debt-burdened Brazil faced the double hurdles of decreased demand from Asia and higher interest rates. However, the returns of these few markets were hardly typical.

Most stock market indexes traded nervously in the first half of 2004, but overall did not move significantly in either direction. Excluding the Nikkei 225 Stock Average, which rose 9.27% in U.S. dollar terms for the six months ended June 30, 2004, most major indexes delivered relatively flat returns.5

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the six months under review, several areas of the market contributed to the Fund’s outperformance of its benchmark, the MSCI AC World Index. The sectors that made the largest contributions to performance, such as consumer discretionary, industrials and information technology, were ironically those in which we held an underweighted allocation relative to the benchmark.6

5. Please see Index Descriptions following the Fund Summaries.

6. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; household durables; and media in the SOI. The industrials sector comprises aerospace and defense, industrial conglomerates, commercial services and supplies, and airlines in the SOI. The information technology sector comprises IT services, software, computers and peripherals, electronic equipment and instruments, and semiconductors and semiconductor equipment in the SOI.

Top 10 Holdings

Templeton Growth Securities Fund 6/30/04

Company Sector/Industry, Country	% of Total Net Assets

Shell Transport & Trading Co. PLC	1.9%
Oil & Gas, U.K.

GlaxoSmithKline PLC	1.7%
Pharmaceuticals, U.K.

BP PLC	1.6%
Oil & Gas, U.K.

Aventis SA	1.5%
Pharmaceuticals, France

E.On AG	1.5%
Electric Utilities, Germany

Eni SpA	1.4%
Oil & Gas, Italy

Nestle SA	1.4%
Food Products, Switzerland

Nippon Telegraph & Telephone Corp.	1.4%
Diversified Telecommunication Services, Japan

DTE Energy Co.	1.3%
Electric Utilities, U.S.

Abbey National PLC	1.3%
Commercial Banks, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

This showed how our time-tested investment strategy, allowing bottom-up stock picks to drive portfolio allocations, was beneficial to Fund performance.

In the consumer discretionary sector, media stocks such as Reuters Group (sold by period-end), Reed Elsevier, Pearson and Wolters Kluwer benefited from a cyclical improvement in their underlying fundamentals. Among industrials, we found value in aerospace and defense stocks such as BAE Systems, Boeing and Rolls Royce, all of which performed well during the first half of 2004. Within information technology, our results were aided by a diverse group of tech-related stocks such as Nintendo, Check Point Software, Hitachi and Celestica.

Throughout the reporting period, the most notable hindrance to the Fund’s performance came from our investments in financial stocks.7 Financial companies generally lost value as the markets were concerned about rising interest rates.

We offer further insight into some of the investment decisions we made during the period. Our stock selection process is rooted in Templeton’s commitment to long-term investing. Thus, second-guessing near-term events, such as the U.S. Federal Reserve Board’s monetary policy, is not as relevant to our analysis as our assessment of a company’s relative position in its global sector, the strength of its balance sheet, the health of its cash position and our qualitative analysis of the company’s likely use of that cash. In the last few months of the period, for example, oil prices were quite high. This produced positive as well as negative implications for the Fund’s underlying holdings — increasing operating margins for some companies and variable costs for others. However, this had little if any effect on our decisions to buy or sell securities. Oil prices are an important consideration, but we build our long-term assumptions into our models and worry little about what the price of an oil barrel should be next week, in three months, or even one year from now.

From our bottom-up perspective, we noticed that many companies we analyzed used the recent era of low borrowing costs to restructure debt and clean up their balance sheets. Many accumulated cash, and are now in a position to reinvest in their businesses to grow organically. Their willingness to spend is consistent with the shift from consumer to

7. The financial sector comprises commercial banks, capital markets, insurance and real estate in the SOI.

corporate spending that some industry surveys have suggested is currently under way in the U.S. and to a lesser degree, Asia and Europe.

Not being too focused on short-term macroeconomic events, we continued to analyze and find securities we considered undervalued. In contrast to a few years ago, when we found many bargain-list securities in sectors such as materials and industrials (which few investors wanted to own), the pattern of diverse industries coming to populate our bargain list remained evident over the past few months. During the period under review, representative bargain-list additions to the Fund’s portfolio included banks, builders, retailers, publishers, energy generators, aerospace contractors, toy and drug manufacturers, auto parts suppliers and telecommunications service providers. In short, no standout sector theme has emerged. Stock price valuations based on prospective 12-month earnings across major sectors declined slightly by period-end, compared with earlier in 2004. Geographically, we continued to find bargain-list securities across the globe. As a whole, equity markets in Asia ex-Japan and continental Europe offered relative discounts based on prospective 12-month earnings, followed by the U.S., the U.K. and Japan.

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2004, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2004 (unaudited)		Year Ended December 31,
			2003	2002	2001	2000	1999

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.31		$8.67	$11.09	$13.76	$15.63	$14.77

Income from investment operations:
Net investment income[a]	.13		.17	.17	.26	.30	.28
Net realized and unrealized gains (losses)	.40		2.63	(2.13)	(.36)	(.15)	2.66

Total from investment operations	.53		2.80	(1.96)	(.10)	.15	2.94

Less distributions from:
Net investment income	(.15)		(.16)	(.24)	(.28)	(.27)	(.36)
Net realized gains	—		—	(.22)	(2.29)	(1.75)	(1.72)

Total distributions	(.15)		(.16)	(.46)	(2.57)	(2.02)	(2.08)

Net asset value, end of period	$11.69		$11.31	$8.67	$11.09	$13.76	$15.63

Total return[b]	4.69%		32.62%	(18.32)%	(.98)%	1.74%	21.04%
Ratios/supplemental data
Net assets, end of period (000’s)	$760,921		$769,339	$665,537	$966,725	$1,163,637	$708,310
Ratios to average net assets:
Expenses	.85%	[c]	.88%	.87%	.85%	.88%	.88%
Net investment income	2.33%	[c]	1.74%	1.69%	2.13%	2.18%	1.87%
Portfolio turnover rate	8.08%		37.43%	30.67%	31.05%	69.67%	46.54%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2004 (unaudited)		Year Ended December 31,
			2003	2002	2001	2000	1999[d]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.19		$8.59	$11.01	$13.69	$15.60	$15.34

Income from investment operations:
Net investment income[a]	.12		.13	.13	.21	.25	.17
Net realized and unrealized gains (losses)	.40		2.62	(2.10)	(.34)	(.15)	2.17

Total from investment operations	.52		2.75	(1.97)	(.13)	.10	2.34

Less distributions from:
Net investment income	(.14)		(.15)	(.23)	(.26)	(.26)	(.36)
Net realized gains	—		—	(.22)	(2.29)	(1.75)	(1.72)

Total distributions	(.14)		(.15)	(.45)	(2.55)	(2.01)	(2.08)

Net asset value, end of period	$11.57		$11.19	$8.59	$11.01	$13.69	$15.60

Total return[b]	4.63%		32.13%	(18.49)%	(1.31)%	1.47%	16.35%
Ratios/supplemental data
Net assets, end of period (000’s)	$754,225		$511,659	$190,054	$113,925	$79,043	$4,483
Ratios to average net assets:
Expenses	1.10%	[c]	1.13%	1.12%	1.10%	1.12%	1.14% [c]
Net investment income	2.08%	[c]	1.49%	1.44%	1.80%	1.87%	1.17% [c]
Portfolio turnover rate	8.08%		37.43%	30.67%	31.05%	69.67%	46.54%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.
[d]	For the period January 6, 1999 (effective date) to December 31, 1999.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2004 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 86.5%
Aerospace & Defense 3.0%
BAE Systems PLC	United Kingdom	3,247,043	$12,910,561
BAE Systems PLC, 144A	United Kingdom	35,823	142,436
Boeing Co.	United States	299,590	15,306,053
Raytheon Co.	United States	40,000	1,430,800
Rolls-Royce Group PLC	United Kingdom	3,292,060	15,029,852
[a]Rolls-Royce Group PLC, B	United Kingdom	183,080,100	398,419

			45,218,121

Airlines .7%
Singapore Airlines Ltd.	Singapore	1,720,100	11,184,719

Auto Components .2%
Valeo SA	France	76,780	3,199,439

Automobiles .7%
Volkswagen AG	Germany	258,907	10,930,460

Capital Markets 2.4%
Morgan Stanley	United States	100,000	5,277,000
Nomura Holdings Inc.	Japan	1,127,173	16,683,173
UBS AG	Switzerland	213,966	15,077,051

			37,037,224

Chemicals 3.2%
Akzo Nobel NV	Netherlands	355,200	13,064,003
BASF AG	Germany	145,200	7,781,757
Bayer AG, Br.	Germany	474,976	13,695,730
[a]Syngenta AG	Switzerland	174,770	14,652,547

			49,194,037

Commercial Banks 5.9%
Abbey National PLC	United Kingdom	2,075,645	19,319,662
DBS Group Holdings Ltd.	Singapore	725,000	6,061,134
HSBC Holdings PLC	United Kingdom	461,601	6,953,783
[a]Kookmin Bank	South Korea	323,500	10,050,757
Lloyds TSB Group PLC	United Kingdom	1,442,785	11,296,696
Nordea Bank AB	Sweden	1,527,961	11,003,908
Royal Bank of Scotland Group PLC	United Kingdom	111,265	3,204,251
[a]Royal Bank of Scotland Group PLC, 144A	United Kingdom	336,085	9,678,702
Standard Chartered PLC	United Kingdom	691,455	11,260,502

			88,829,395

Commercial Services & Supplies 1.9%
Brambles Industries PLC	United Kingdom	1,784,500	6,893,085
Rentokil Initial PLC	United Kingdom	4,723,515	12,378,004
Securitas AB, B	Sweden	605,960	7,561,479
Waste Management Inc.	United States	74,047	2,269,541

			29,102,109

Computers & Peripherals .9%
[a]Maxtor Corp.	United States	850,468	5,638,603
[a]Seagate Technology	United States	539,125	7,779,574

			13,418,177

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2004 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Containers & Packaging .3%
Temple-Inland Inc.	United States	59,950	$4,151,537

Diversified Telecommunication Services 7.3%
BCE Inc.	Canada	939,345	18,706,330
[a]Belgacom SA	Belgium	273,600	8,328,534
KT Corp., ADR	South Korea	924,020	16,669,321
Nippon Telegraph & Telephone Corp.	Japan	3,872	20,688,045
SBC Communications Inc.	United States	441,280	10,701,040
TDC AS	Denmark	430,274	13,980,339
Telefonica SA	Spain	449,030	6,637,688
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	428,820	14,266,841

			109,978,138

Electric Utilities 5.1%
DTE Energy Co.	United States	491,665	19,932,099
E.On AG	Germany	323,600	23,307,484
Endesa SA	Spain	600,000	11,563,029
Hong Kong Electric Holdings Ltd.	Hong Kong	2,867,498	11,874,687
Iberdrola SA, Br.	Spain	331,200	6,991,252
Korea Electric Power Corp.	South Korea	229,100	3,687,806

			77,356,357

Electronic Equipment & Instruments 1.5%
[a]Celestica Inc.	Canada	418,540	8,349,873
Hitachi Ltd.	Japan	2,191,500	15,083,320

			23,433,193

Energy Equipment & Services .9%
[a]Noble Corp.	United States	347,400	13,162,986

Food & Staples Retailing 2.9%
Albertson’s Inc.	United States	494,700	13,129,338
J Sainsbury PLC	United Kingdom	3,133,140	16,179,348
[a]Kroger Co.	United States	764,261	13,909,550

			43,218,236

Food Products 4.9%
Cadbury Schweppes PLC	United Kingdom	1,412,450	12,186,230
General Mills Inc.	United States	205,670	9,775,495
H.J. Heinz Co.	United States	278,585	10,920,532
Nestle SA	Switzerland	80,399	21,441,445
Unilever NV	Netherlands	281,457	19,210,563

			73,534,265

Health Care Equipment & Supplies
Olympus Corp.	Japan	13,000	245,429

Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	United States	249,331	14,905,007
CIGNA Corp.	United States	203,732	14,018,799
HCA Inc.	United States	253,500	10,543,065
[a]Tenet Healthcare Corp.	United States	835,760	11,207,542

			50,674,413

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2004 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Hotels Restaurants & Leisure .8%
Accor SA	France	213,300	$9,002,442
Carnival Corp.	United States	79,945	3,757,415

			12,759,857

Household Durables 1.4%
Koninklijke Philips Electronics NV	Netherlands	231,235	6,225,871
Sony Corp.	Japan	403,100	15,183,440

			21,409,311

Industrial Conglomerates 1.8%
Hutchison Whampoa Ltd.	Hong Kong	1,006,000	6,868,060
Smiths Group PLC	United Kingdom	1,080,061	14,621,623
Tyco International Ltd.	United States	166,120	5,505,217

			26,994,900

Insurance 3.9%
ACE Ltd.	Bermuda	297,200	12,565,616
AXA SA	France	348,340	7,670,914
Swiss Reinsurance Co.	Switzerland	223,730	14,532,446
Willis Group Holdings Ltd.	United States	270,398	10,126,405
XL Capital Ltd., A	Bermuda	185,292	13,982,134

			58,877,515

IT Services 1.3%
Electronic Data Systems Corp.	United States	757,733	14,510,587
Satyam Computers Services Ltd.	India	686,066	4,558,105

			19,068,692

Media 4.0%
British Sky Broadcasting Group PLC	United Kingdom	362,000	4,083,348
[a]DIRECTV Group Inc.	United States	431,500	7,378,650
[a]Interpublic Group of Cos. Inc.	United States	88,285	1,212,153
Pearson PLC	United Kingdom	1,305,218	15,858,983
Reed Elsevier NV	Netherlands	1,005,800	14,121,558
[a]Time Warner Inc.	United States	376,560	6,619,925
Wolters Kluwer NV	Netherlands	590,730	10,723,166

			59,997,783

Metals & Mining 1.4%
Barrick Gold Corp.	Canada	348,800	6,888,800
BHP Billiton PLC	United Kingdom	1,006,796	8,736,569
POSCO	South Korea	39,792	5,131,119

			20,756,488

Multi-Utilities & Unregulated Power 1.2%
National Grid Transco PLC	United Kingdom	2,334,378	18,013,091

Oil & Gas 5.9%
BP PLC	United Kingdom	2,782,360	24,573,090
Eni SpA	Italy	1,081,305	21,470,073
Repsol YPF SA	Spain	424,530	9,297,069
Shell Transport & Trading Co. PLC	United Kingdom	4,027,633	29,545,130
TransCanada Corp.	Canada	226,800	4,465,799

			89,351,161

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2004 (unaudited) (cont.)

	COUNTRY	SHARES		VALUE
Common Stocks (cont.)
Paper & Forest Products 3.0%
Bowater Inc.	United States	191,800		$7,976,962
International Paper Co.	United States	240,000		10,728,000
Stora Enso OYJ, R	Finland	1,005,688		13,642,794
UPM-Kymmene Corp.	Finland	725,480		13,804,712

				46,152,468

Pharmaceuticals 8.5%
Abbott Laboratories	United States	313,207		12,766,317
Aventis SA	France	308,743		23,307,950
Bristol-Myers Squibb Co.	United States	682,480		16,720,760
GlaxoSmithKline PLC	United Kingdom	1,308,831		26,488,981
Novartis AG	Switzerland	412,490		18,197,120
Pfizer Inc.	United States	420,000		14,397,600
[a]Shire Pharmaceuticals Group PLC	United Kingdom	1,111,940		9,709,461
Takeda Chemical Industries Ltd.	Japan	177,300		7,783,229

				129,371,418

Real Estate 1.7%
Cheung Kong Holdings Ltd.	Hong Kong	2,243,499		16,539,038
Swire Pacific Ltd., A	Hong Kong	1,406,800		9,108,362

				25,647,400

Semiconductors & Semiconductor Equipment .8%
Samsung Electronics Co. Ltd.	South Korea	30,300		12,508,092

Software 1.9%
[a]Cadence Design Systems Inc.	United States	83,500		1,221,605
[a]Check Point Software Technologies Ltd.	Israel	353,695		9,546,228
Nintendo Co. Ltd.	Japan	160,000		18,549,237

				29,317,070

Wireless Telecommunication Services 3.8%
[a]AT&T Wireless Services Inc.	United States	1,260,845		18,055,300
China Mobile (Hong Kong) Ltd., fgn.	China	3,598,500		10,888,049
SK Telecom Co. Ltd.	South Korea	80,853		13,294,738
SK Telecom Co. Ltd., ADR	South Korea	54,400		1,147,089
Vodafone Group PLC	United Kingdom	6,140,643		13,446,786

				56,831,962

Total Common Stocks (Cost $1,155,469,464)				1,310,925,443

Preferred Stocks .6%
Cia Vale do Rio Doce, ADR, pfd., A	Brazil	138,500		5,415,350
Volkswagen AG, pfd.	Germany	108,300		3,135,961

Total Preferred Stocks (Cost $6,373,138)				8,551,311

		PRINCIPAL AMOUNT[c]
Convertible Zero Coupon Bond (Cost $325,172)
AXA SA, cvt., zero cpn., 12/21/04	France	21,771	EUR	486,313

Total Long Term Investments (Cost $1,162,167,774)				1,319,963,067

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2004 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[c]	VALUE
Short Term Investment 3.6% (cost $53,863,205)
U.S. Government Agency Security 3.6%
Federal Home Loan Bank, 1.20%, 7/01/04	United States	$53,865,000	$53,863,205

Repurchase Agreements 9.2%
[b]BZW Securities Inc. 1.20%, 7/01/04 (Maturity Value $70,002,333) Collateralized by U.S. Treasury Bills, 1.17-1.20%, 11/12/04	United States	70,000,000	70,000,000
[b]Paribas Corp. 1.45%, 7/01/04 (Maturity Value $70,002,819) Collateralized by Federal National Mortgage Association, 3.755-4.750%, 1/02/07-3/18/09	United States	70,000,000	70,000,000

Total Repurchase Agreements (Cost $140,000,000)			$140,000,000

Total Investments (Cost $1,356,030,979) 99.9%			1,513,826,272
Other Assets, less Liabilities .1%			1,319,480

Net Assets 100.0%			$1,515,145,752

Currency Abbreviations:

EUR - Euro

[a]	Non-income producing.
[b]	See Note 1(c) regarding repurchase agreements.
[c]	The principal amount stated is U.S. dollars unless otherwise indicated.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Investments in securities:
Cost	$1,162,167,774

Value	1,319,963,067
Repurchase agreements, at value and cost	193,863,205
Cash	95,895
Foreign currency, at value (cost $1,526)	1,523
Receivables:
Investment securities sold	1,666,163
Capital shares sold	4,065,954
Dividends	4,155,725

Total assets	1,523,811,532

Liabilities:
Payables:
Investment securities purchased	6,832,480
Capital shares redeemed	262,334
Affiliates	1,252,900
Deferred tax liability (Note 1(g))	83,934
Other liabilities	234,132

Total liabilities	8,665,780

Net assets, at value	$1,515,145,752

Net assets consist of:
Undistributed net investment income	$13,887,617
Net unrealized appreciation (depreciation)	157,744,976
Accumulated net realized gain (loss)	(52,906,489)
Capital shares	1,396,419,648

Net assets, at value	$1,515,145,752

Class 1:
Net assets, at value	$760,920,674

Shares outstanding	65,095,341

Net asset value and offering price per share	$11.69

Class 2:
Net assets, at value	$754,225,078

Shares outstanding	65,182,479

Net asset value and offering price per share	$11.57

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2004 (unaudited)

Investment income:
(net of foreign taxes and fees of $2,465,308)
Dividends	$21,274,010
Interest	916,186

Total investment income	22,190,196

Expenses:
Management fees (Note 3)	5,534,081
Distribution fees - Class 2 (Note 3)	789,335
Transfer agent fees	8,872
Custodian fees (Note 4)	143,055
Other	239,739

Total expenses	6,715,082
Expense reductions (Note 4)	(2,817)

Net expenses	6,712,265

Net investment income	15,477,931

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	25,556,089
Foreign currency transactions	391,358

Net realized gain (loss)	25,947,447

Net unrealized appreciation (depreciation) on:
Investments	20,724,302
Translation of assets and liabilities denominated in foreign currencies	(48,159)
Deferred taxes (Note 1(g))	174,190

Net unrealized appreciation (depreciation)	20,850,333

Net realized and unrealized gain (loss)	46,797,780

Net increase (decrease) in net assets resulting from operations	$62,275,711

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2004 (unaudited) and the year ended December 31, 2003

	Six Months Ended June 30, 2004	Year Ended December 31, 2003

Increase (decrease) in net assets:
Operations:
Net investment income	$15,477,931	$16,388,847
Net realized gain (loss) from investments and foreign currency transactions	25,947,447	(17,131,289)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies, and deferred taxes	20,850,333	296,799,389

Net increase (decrease) in net assets resulting from operations	62,275,711	296,056,947
Distributions to shareholders from net investment income:
Class 1	(9,645,451)	(11,363,488)
Class 2	(8,547,806)	(4,553,762)

Total distributions to shareholders	(18,193,257)	(15,917,250)
Capital share transactions: (Note 2)
Class 1	(34,338,634)	(80,154,599)
Class 2	224,404,204	225,420,705

Total capital share transactions	190,065,570	145,266,106
Net increase (decrease) in net assets	234,148,024	425,405,803
Net assets:
Beginning of period	1,280,997,728	855,591,925

End of period	$1,515,145,752	$1,280,997,728

Undistributed net investment income included in net assets:
End of period	$13,887,617	$16,602,943

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-one separate series (the Funds). Templeton Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is capital growth.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Debt securities, other over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities (including restricted securities) will be valued at fair value. All security valuation procedures are approved by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2004, all repurchase agreements held by the Fund had been entered into on that date.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Foreign Currency Contracts (cont.)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. Deferred Taxes

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	757,194	$8,812,803	1,110,988	$10,553,604
Shares issued in reinvestment of distributions	835,104	9,645,451	1,181,236	11,363,488
Shares redeemed	(4,546,130)	(52,796,888)	(11,030,466)	(102,071,691)

Net increase (decrease)	(2,953,832)	$(34,338,634)	(8,738,242)	$(80,154,599)

Class 2 Shares:
Shares sold	21,623,243	$248,950,067	30,448,582	$289,636,811
Shares issued in reinvestment of distributions	747,186	8,547,806	477,333	4,553,762
Shares redeemed	(2,893,706)	(33,093,669)	(7,334,303)	(68,769,868)

Net increase (decrease)	19,476,723	$224,404,204	23,591,612	$225,420,705

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

Entity	Affiliation
Franklin Global Advisors Ltd. (TGAL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	First $100 million
.900%	Over $100 million, up to and including $250 million
.800%	Over $250 million, up to and including $500 million
.750%	Over $500 million

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on the average daily net assets, and is not an additional expense of the Fund.

Under a subadvisory agreement, TAML, an affiliate of TGAL provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

The Fund reimburses Distributors up to ..25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2003, the Fund had tax basis capital losses of $78,798,487 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2010	$52,333,376
2011	26,465,111

$78,798,487

At December 31, 2003, the Fund had deferred currency losses occurring subsequent to October 31, 2003 of $55,449. For tax purposes, such losses will be reflected in the year ending December 31, 2004.

Net investment income (loss) and realized gains (losses) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

At June 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments	$1,356,030,979

Unrealized appreciation	$217,319,947
Unrealized depreciation	(59,524,654)

Net unrealized appreciation (depreciation)	$157,795,293

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short-term securities) for the period ended June 30, 2004 aggregated $254,719,461 and $98,045,387, respectively.

7. REGULATORY MATTERS

Massachusetts Administrative Proceeding

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the “Company”) claiming violations of the Massachusetts Uniform Securities Act (“Massachusetts Act”) with respect to an alleged arrangement to permit market timing (the “Mass. Proceeding”). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. Securities and Exchange Commission (SEC) Settlement

On August 2, 2004, the Company announced that an agreement had been reached by an affiliate of the Fund’s investment manager with the SEC that resolved the issues resulting from the SEC’s investigation of market timing activity. The SEC issued an “order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order” (the “Order”). The SEC’s Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

7. REGULATORY MATTERS (cont.)

Under the terms of the SEC’s Order, pursuant to which an affiliate of the Fund’s investment manager neither admits nor denies any wrongdoing, an affiliate of the Fund’s investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires an affiliate of the Fund’s investment manager to, among other things, enhance and periodically review compliance policies and procedures.

Other Governmental Investigations

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against an affiliate of the Fund’s investment manager and the Fund’s principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as “revenue sharing”). The staff of the California Attorney General’s Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Fund’s principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

Other Legal Proceedings

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company’s management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2003, more than 50% of the Templeton Growth Securities Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2004, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a breakdown by country of foreign taxes paid and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Australia	0.0000	0.0003	0.0000	0.0003
Bermuda	0.0000	0.0025	0.0000	0.0023
Brazil	0.0009	0.0043	0.0009	0.0040
Canada	0.0005	0.0022	0.0005	0.0020
China	0.0000	0.0035	0.0000	0.0032
Finland	0.0007	0.0035	0.0007	0.0032
France	0.0007	0.0039	0.0007	0.0036
Germany	0.0019	0.0087	0.0019	0.0081
Hong Kong	0.0000	0.0095	0.0000	0.0088
India	0.0007	0.0004	0.0007	0.0004
Italy	0.0015	0.0071	0.0015	0.0066
Japan	0.0005	0.0032	0.0005	0.0030
Mexico	0.0000	0.0022	0.0000	0.0020
Netherlands	0.0010	0.0048	0.0010	0.0044
New Zealand	0.0002	0.0009	0.0002	0.0008
Singapore	0.0002	0.0010	0.0002	0.0010
South Korea	0.0021	0.0088	0.0021	0.0081
Spain	0.0013	0.0072	0.0013	0.0066
Sweden	0.0009	0.0043	0.0009	0.0039
Switzerland	0.0009	0.0043	0.0009	0.0040
Taiwan	0.0000	0.0001	0.0000	0.0001
United Kingdom	0.0060	0.0417	0.0060	0.0383

Total	$0.0200	$0.1244	$0.0200	$0.1147

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets
Investment in Templeton Growth Securities Fund Fund, at value - cost ($2,762,914)	$2,423,990
Liabilities
Payable to Templeton Funds Annuity Company	$44,399

Net assets	$2,379,591

Net assets attributable to annuitants - Annuity reserves (Note 1)	$2,379,591

See notes to financial statements.

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements (continued)

Statement of Operations

Six months ended June 30, 2004 (unaudited)

Investment Income:
Income:
Dividend distributions	$30,699
Capital gains distributions	0

Total income	30,699
Expenses:
Periodic charge (Note 2)	14,403

Net investment income	16,296

Realized and unrealized gain on investments:
Net (loss) on investments	(47,911)
Unrealized (depreciation) of investments for the year	129,216

Net (loss) on investments	81,305

Net increase in net assets from operations	$97,601

See notes to financial statements.

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003
Increase (decrease) in net assets from operations:
Net investment income	$16,296	$10,753
Net realized (loss) on investments	(47,911)	(151,722)
Unrealized appreciation (depreciation) of investments for the year	129,216	736,646

Net increase in net assets from operations	97,601	595,677

Annuity unit transactions:
Proceeds from units sold	0	0
Annuity payments	(126,844)	(224,526)
Increase in annuity reserves for mortality experience (Note 1)	10,378	(19,560)

Net (decrease) in net assets derived from annuity unit transactions	(116,465)	(244,086)

Total increase (decrease) in net assets	(18,864)	351,591
Net Assets:
Beginning of period	2,398,455	2,046,864

End of period	$2,379,591	$2,398,455

See notes to financial statements.

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SUMMARY OF ACCOUNTING POLICIES

The Templeton Immediate Variable Annuity Separate Account (the Separate Account) was established on November 6, 1990 by resolution of the Board of Directors of Templeton Funds Annuity Company (the Company) and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is sold exclusively for use with the Templeton Immediate Variable Annuity, which is designed for distributing the benefits of tax deferred retirement plans and to provide annuity income from non-tax qualified accumulation. The Separate Account invests all its assets in the FTVIPT – Templeton Growth Securities Fund Class 1. The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Valuation of Securities

Investments in shares of the Fund are carried in the Statement of Assets and Liabilities at net asset value (market value).

Dividends

Dividend income and capital gain distributions are recorded as income on the ex-dividend date and reinvestment in additional shares of the Fund.

Income Taxes

Operations of the Separate Account from a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an Annuitant’s gross income until amounts are received pursuant to an Annuity.

Annuity Reserves

Annuity reserves are computed according to the 1983a Blended Unisex Mortality Table, with a 50% male/female content. The assumed interest rate is 5%. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

2. PERIODIC CHARGE

The Company assesses a Periodic Charge against the Separate Account, equal on an annual basis to 1.2% of Separate Account assets. The Periodic Charge, in the following amounts, compensates the Company for expenses of administering the Separate Account and for assuming the risks that mortality experience will be lower than the rate assumed and that expenses will be greater than what is assumed: 0.6% of average annual net assets to cover expense risk and 0.6% to cover the mortality risk. The Periodic Charge is guaranteed as to Annuities issued prior to the effective date of any change in the Periodic Charge.

3. INVESTMENT

During the period ended June 30, 2004, purchases and sales of FTVIPT – Templeton Growth Securities Fund Class 1 shares aggregated $30,699 and $126,844 respectively. Realized gains and losses are reported on an identified cost basis.

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements (unaudited) (continued)

4. CONCENTRATIONS OF CREDIT RISKS

Financial instruments which potentially subject the Separate Account to concentrations of credit risk consist of investments in the FTVIPT – Templeton Growth Securities Fund Class 1. The Fund’s investment securities are managed by professional investment managers within established guidelines. As of June 30, 2004, in management’s opinion, the Separate Account had no significant concentration of credit risk.

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse First Boston (CSFB) High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market.

Dow Jones Industrial Average (the Dow) is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization-weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

J.P. Morgan Emerging Markets Bond Index Global (EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

J.P. Morgan Global Government Bond Index (JPM GGBI) tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US.

Lehman Brothers Intermediate U.S. Government Bond Index includes securities issued by the U.S. government. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt. All issues included must have one to ten years to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must be publicly issued, fixed rate, and have at least $250 million par amount outstanding. They must also be dollar denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lipper Multi-Sector Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors, (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/04, there were 111 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds are defined as funds that seek relatively high current income and growth of income through investing at least 60% of their portfolio in equity securities. For the six-month period ended 6/30/04, there were 59 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds are defined as funds that invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/04, there were 54 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds classification in the Lipper VIP underlying funds universe. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/04, there were 88 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds classification in the Lipper VIP underlying funds universe. Lipper Income Funds seek a high level of current income by investing in income-producing stocks, bonds and money market instruments. For the six-month period ended 6/30/04, there were 14 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch 2-, 5- and 10-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global developed and emerging markets.

Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) Japan Index is market capitalization weighted and measures total returns of equity securities in Japan.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global developed markets.

National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

Nikkei 225 Stock Average is a price-weighted index that measures the performance of 225 leading stocks traded on the Tokyo Stock Exchange.

Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Value Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index is market capitalization weighted and measures performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. equity market.

Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

S&P 500 Electric Utilities Index is market capitalization weighted and includes electric utility stocks in the S&P 500.

S&P/IFCI Composite Index is a market capitalization-weighted index designed to measure the performance of emerging market stocks. It tracks approximately 2,000 securities in countries such as Brazil, Mexico, China and South Korea. Performance represents total return in $US.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Proxy Voting Policies and Procedures

The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission’s website at http://www.sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

PV-1

One Franklin Parkway San Mateo, CA 94403-1906

Semiannual Report

Franklin Templeton Variable Insurance Products Trust

Insurance Issuer

Templeton Funds Annuity Company

100 Fountain Parkway

St. Petersburg, FL 33716-1205

1-800-774-5001

Investment Manager

Templeton Global Advisors Limited

Lyford Cay

Nassau, N.P., Bahamas

Principal Underwriter

Franklin Templeton Distributors, Inc.

One Franklin Parkway

San Mateo, CA 94403

This report was prepared for contract owners who have previously received a prospectus for their annuity contract and for Templeton Growth Secutities Fund, a series of Franklin Templeton Variable Insurance Products Trust.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls may be identified by the presence of a regular beeping tone.

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 11(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

EXHIBIT (A)

FRANKLIN TEMPLETON FUNDS

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.	COVERED OFFICERS AND PURPOSE OF THE CODE

This code of ethics (the “Code”)1 is for the investment companies within the complex registered with the United States Securities & Exchange Commission (“SEC”) (collectively, “FT Funds”) applies to each FT Fund’s Principal Executive Officers, Principal Financial Officer and Principal Accounting Officer (the “Covered Officers” each of whom are set forth in Exhibit A) for the purpose of promoting:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by or on behalf of the FT Funds;

•	Compliance with applicable laws and governmental rules and regulations;

•	The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

•	Accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF INTEREST OVERVIEW.

A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his service to, the FT Funds. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the FT Funds.

Certain conflicts of interest arise out of the relationships between Covered Officers and the FT Funds and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the FT Funds because of their status as “affiliated persons” of the FT Funds. The FT Funds’ and the investment advisers’ compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the FT Funds, the investment advisers and the fund administrator of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the FT Funds, for the adviser, the administrator, or for all three), be involved in establishing policies and implementing decisions that will have different effects on the adviser, administrator and the FT Funds. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the FT Funds, the adviser, and the administrator and is consistent with the performance by the Covered Officers of their duties as officers of the FT Funds. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the FT Funds’ Boards of Directors (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the FT Funds. Each Covered Officer must:

•	Not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the FT Funds whereby the Covered Officer would benefit personally to the detriment of the FT Funds;

•	Not cause the FT Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit the FT Funds;

•	Not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;

•	Report at least annually the following affiliations or other relationships:[2]

•	all directorships for public companies and all companies that are required to file reports with the SEC;

•	any direct or indirect business relationship with any independent directors;

•	any direct or indirect business relationship with any independent public accounting firm; and

•	any direct or indirect interest in any transaction with any FT Fund that will benefit the officer (not including benefits derived from the advisory, sub-advisory, distribution or service agreements with affiliates of Franklin Resources).

There are some conflict of interest situations that should always be approved in writing by FT’s General Counsel or Deputy General Counsel, if material. Examples of these include3:

•	Service as a director on the board of any public or private Company;

•	The receipt of any gifts in excess of $100;

•	The receipt of any entertainment from any Company with which the FT Funds has current or prospective business dealings unless such entertainment is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety. Notwithstanding the foregoing, the Covered Officers must obtain prior approval for any entertainment with a value in excess of $1000.

•	Any ownership interest in, or any consulting or employment relationship with, any of the FT Fund’s service providers, other than an investment adviser, principal underwriter, administrator or any affiliated person thereof;

•	A direct or indirect financial interest in commissions, transaction charges or spreads paid by the FT Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

FT’s General Counsel or Deputy General Counsel will provide a report to the FT Funds Audit Committee of any approvals granted at the next regularly scheduled meeting.

III.	DISCLOSURE AND COMPLIANCE

•	Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the FT Funds;

•	Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the FT Funds to others, whether within or outside the FT Funds, including to the FT Funds’ directors and auditors, and to governmental regulators and self-regulatory organizations;

•	Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the FT Funds, the adviser and the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the FT Funds file with, or submit to, the SEC and in other public communications made by the FT Funds; and

•	It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.	REPORTING AND ACCOUNTABILITY

Each Covered Officer must:

•	Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code (see Exhibit B);

•	Annually thereafter affirm to the Board that he has complied with the requirements of the Code; and

•	Notify FT’s General Counsel or Deputy General Counsel promptly if he knows of any violation of this Code. Failure to do so is itself is a violation of this Code.

FT’s General Counsel and Deputy General Counsel are responsible for applying this Code to specific situations in which questions are presented under it and have the authority to interpret this Code in any particular situation.4 However, the Independent Directors of the respective fund will consider any approvals or waivers5 sought by any Chief Executive Officers of the Funds.

The FT Funds will follow these procedures in investigating and enforcing this Code:

•	FT’s General Counsel or Deputy General Counsel will take all appropriate action to investigate any potential violations reported to him;

•	If, after such investigation, FT’s General Counsel or Deputy General Counsel believes that no violation has occurred, FT’s General Counsel is not required to take any further action;

•	Any matter that FT’s General Counsel or Deputy General Counsel believes is a violation will be reported to the Independent Directors of the appropriate FT Fund;

•	If the Independent Directors concur that a violation has occurred, it will inform and make a recommendation to the Board of the appropriate Funds, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

•	The Independent Directors will be responsible for granting waivers, as appropriate; and

•	Any changes to or waivers of this Code will, to the extent required, are disclosed as provided by SEC rules.

V.	OTHER POLICIES AND PROCEDURES

This Code shall be the sole code of ethics adopted by the FT Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies there under. Insofar as other policies or procedures of the FT Funds, the FT Funds’ advisers, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The FT Code of Ethics and Policy Statement On Insider Trading, adopted by the FT Funds, FT investment advisers and FT Fund’s principal underwriter pursuant to Rule 17j-l under the Investment Company Act and more detailed policies and procedures set forth in FT’s Employee Handbook are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.	AMENDMENTS

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the FT Funds’ Board including a majority of independent directors.

VII.	CONFIDENTIALITY

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the FT Funds’ Board and their counsel.

VIII.	INTERNAL USE

The Code is intended solely for the internal use by the FT Funds and does not constitute an admission, by or on behalf of any FT Funds, as to any fact, circumstance, or legal conclusion.

1. Item 2 of Form N-CSR requires a registered management investment company to disclose annually whether, as of the end of the period covered by the report, it has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these officers are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, it must explain why it has not done so. The registrant must also: (1) file with the SEC a copy of the code as an exhibit to its annual report; (2) post the text of the code on its Internet website and disclose, in its most recent report on Form N-CSR, its Internet address and the fact that it has posted the code on its Internet website; or (3) undertake in its most recent report on Form N-CSR to provide to any person without charge, upon request, a copy of the code and explain the manner in which such request may be made. Disclosure is also required of amendments to, or waivers (including implicit waivers) from, a provision of the code in the registrant’s annual report on Form N-CSR or on its website. If the registrant intends to satisfy the requirement to disclose amendments and waivers by posting such information on its website, it will be required to disclose its Internet address and this intention.

2. Reporting of these affiliations or other relationships may be made separately by completing the Directors and Officers Questionnaire and returning to FT’s General Counsel or Deputy General Counsel.

3. Any activity or relationship that would present a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if a member of the Covered Officer’s immediate family engages in such an activity or has such a relationship. The Cover Person should also obtain written approval by FT’s General Counsel in such situations.

4. FT’s General Counsel and Deputy General Counsel are authorized to consult, as appropriate, with members of the Audit Committee, counsel to the FT Funds and counsel to the Independent Directors, and are encouraged to do so. 5 Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics” and “implicit waiver,” which must also be disclosed, as “the registrant’s failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer” of the registrant.

EXHIBIT A

Persons Covered by the Franklin Templeton Funds

Code of Ethics

FRANKLIN GROUP OF FUNDS

Edward B. Jamieson,	President & Chief Executive Officer—Investment Management
Charles B. Johnson,	President & Chief Executive Officer—Investment Management
Gregory E. Johnson,	President & Chief Executive Officer—Investment Management
Rupert H. Johnson, Jr.	President & Chief Executive Officer—Investment Management
William J. Lippman,	President & Chief Executive Officer—Investment Management
Christopher Molumphy	President & Chief Executive Officer—Investment Management
Jimmy D. Gambill,	Senior Vice President & Chief Executive Officer—Finance and Administration
Diomedes Loo-Tam	Treasurer & Chief Financial Officer

FRANKLIN MUTUAL SERIES FUNDS

David Winters	Chairman of the Board, President & Chief Executive Officer-Investment Management
Jimmy D. Gambill	Senior Vice President & Chief Executive Officer—Finance and Administration
Diomedes Loo-Tam	Treasurer & Chief Financial Officer

TEMPLETON GROUP OF FUNDS

Jeffrey A. Everett	President & Chief Executive Officer—Investment Management
Martin L. Flanagan	President & Chief Executive Officer—Investment Management
Mark Mobius	President & Chief Executive Officer—Investment Management
Christopher J. Molumphy	President & Chief Executive Officer—Investment Management
Gary P. Motyl	President & Chief Executive Officer—Investment Management
Donald F. Reed	President & Chief Executive Officer—Investment Management
Jimmy D. Gambill,	Senior Vice President & Chief Executive Officer—Finance and Administration
Diomedes Loo-Tam	Treasurer & Chief Financial Officer

EXHIBIT B

ACKNOWLEDGMENT FORM

FRANKLIN TEMPLETON FUNDS CODE OF ETHICS

FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

INSTRUCTIONS:

1.	Complete all sections of this form.
2.	Print the completed form, sign, and date.
3.	Submit completed form to FT’s General Counsel within 10 days of becoming a Covered Officer and by January 30th of each subsequent year.

INTER-OFFICE MAIL:	Murray Simpson, General Counsel, Legal SM-920/2
TELEPHONE:	(650) 312-7331 Fax: (650) 312-2221
E-MAIL:	Simpson, Murray (internal address); mlsimpson@frk.com (external address)

COVERED OFFICER’S NAME:

TITLE:

DEPARTMENT:

LOCATION:

CERTIFICATION FOR YEAR ENDING:

TO: FT GENERAL COUNSEL, LEGAL DEPARTMENT

I hereby acknowledge receipt of a copy of Franklin Templeton Fund’s code of ethics for Principal Executive Officers and Senior Financial Officers (the “Code”) that I have read and understand. I will comply fully with all provisions of the Code to the extent they apply to me during the period of my employment. I further understand and acknowledge that any violation of the Code may subject me to disciplinary action, including termination of employment

Signature	Date signed

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is Frank W.T. LaHaye and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules And Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases. N/A

Item 9. Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 10. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11. Exhibits.

(a)	Code of Ethics for Principal Executive and Senior Financial Officers

(b)(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer—Finance and Administration
Date: August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer—Finance and Administration
Date: August 23, 2004

By	/s/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer
Date: August 23, 2004

Exhibit Index

Exhibit Number	Description

99. CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer

99.906 CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer